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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                        February 28

Date of reporting period:                     November 30, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2005 (Unaudited)

Shares		Value

COMMON STOCK: 98.8%
	Australia: 6.5%
1,465,892	Australia & New Zealand Banking Group Ltd.	$25,823,458
1,549,911	Coca-Cola Amatil Ltd.	8,727,163
695,092	Publishing & Broadcasting Ltd.	8,502,123
1,048,549	Santos Ltd.	8,833,584
599,707	Suncorp-Metway Ltd.	8,764,147
831,642	TABCorp Holdings Ltd.	9,514,420
707,941	Wesfarmers Ltd.	18,540,147
2,096,771	Westfield Group	26,394,620
		115,099,662

	Belgium: 1.6%
979,623	Fortis	29,023,361
		29,023,361

	Brazil: 2.7%
471,097	Cia Siderurgica Nacional SA ADR	9,812,951
203,600	Petroleo Brasileiro SA – Petrobras ADR	13,763,360
229,900	Petroleo Brasileiro SA ADR	14,161,840
488,100	Tele Norte Leste Participacoes SA ADR	9,078,660
		46,816,811

	Canada: 1.7%
196,855	Enerplus Resources Fund	9,015,959
313,729	Fording Canadian Coal Trust	12,436,218
284,791	TransCanada Corp.	8,819,979
		30,272,156

	China: 1.6%
36,884,000	PetroChina Co., Ltd.	28,973,843
		28,973,843

	Denmark: 3.2%
847,000	Danske Bank A/S ADR	27,214,806
487,400	TDC A/S	29,196,831
		56,411,637

	Finland: 1.5%
1,360,700	UPM-Kymmene Oyj	25,541,609
		25,541,609

	Germany: 1.4%
1,442,428	Deutsche Telekom AG	23,954,173
		23,954,173

	Greece: 0.5%
287,970	Greek Organization of Footbal Prognostics SA	8,857,824
		8,857,824

	Hong Kong: 1.5%
1,482,000	CLP Holdings Ltd.	8,729,080
1,340,300	Hang Seng Bank Ltd.	17,712,658
		26,441,738

	Ireland: 1.0%
1,147,664	Bank of Ireland	17,707,091
		17,707,091

	Israel: 0.6%
2,278,487	Bank Hapoalim Ltd.	9,910,927
		9,910,927

	Italy: 8.6%
5,720,107	Banca Intesa S.p.A.	27,552,979
4,309,318	Enel S.p.A.	33,938,463
978,370	ENI S.p.A.	26,509,245
14,687,233	Telecom Italia S.p.A.	34,856,370
4,726,709	UniCredito Italiano S.p.A.	29,178,282
		152,035,339

	Mexico: 1.1%
247,900	Grupo Televisa SA ADR	19,683,260
		19,683,260

	Netherlands: 4.1%
1,107,303	ABN AMRO Holding NV	27,221,425
400,185	Akzo Nobel NV	17,927,387
863,843	Royal Dutch Shell PLC	26,601,344
		71,750,156

	New Zealand: 1.0%
4,222,408	Telecom Corp. of New Zealand Ltd.	17,168,091
		17,168,091

	Portugal: 1.0%
1,890,840	Portugal Telecom SGPS SA	17,359,962
		17,359,962

	Singapore: 0.5%
1,054,000	United Overseas Bank Ltd.	9,022,399
		9,022,399

	South Africa: 1.1%
849,346	Standard Bank Group Ltd.	8,980,930
480,221	Telkom SA Ltd.	9,661,504
		18,642,434

	South Korea: 0.5%
115,684	S-Oil Corp.	8,460,592
		8,460,592

	Spain: 1.5%
1,023,769	Endesa SA	26,559,902
		26,559,902

	Sweden: 2.1%
188,116	Sandvik AB	8,861,875
652,800	Volvo AB	27,859,234
		36,721,109

		Taiwan: 1.8%
3,305,512		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	31,666,805
			31,666,805

		Thailand: 0.5%
1,539,100		Siam Cement PCL	9,261,434
			9,261,434

		United Kingdom: 13.5%
1,249,628		British American Tobacco PLC	27,142,014
6,213,649		Centrica PLC	24,646,468
1,783,442		Diageo PLC	25,681,171
6,845,916		Dixons Group PLC	18,037,423
1,361,539		GlaxoSmithKline PLC	33,668,900
1,769,425	@	GUS PLC	27,371,378
3,141,845		Pennon Group PLC	18,446,795
815,671		Provident Financial PLC	8,377,040
948,356		Royal Bank of Scotland Group PLC	26,987,989
2,360,184		United Utilities PLC	26,334,033
			236,693,211

		United States: 37.7%
466,696		Altria Group, Inc.	33,970,802
340,164		Ameren Corp.	17,845,003
232,300		American Capital Strategies Ltd.	8,911,028
1,153,463		AT&T, Inc.	28,732,763
812,098		Bank of America Corp.	37,267,178
1,036,607		Bellsouth Corp.	28,257,907
781,530		Bristol-Myers Squibb Co.	16,873,233
767,776		Citigroup, Inc.	37,275,524
703,952		Citizens Communications Co.	9,186,574
720,423		ConAgra Foods, Inc.	15,489,095
196,000		Developers Diversified Realty Corp.	8,878,800
669,492		Du Pont EI de Nemours & Co.	28,620,783
669,232		Duke Energy Corp.	17,975,572
558,000		Equity Office Properties Trust	17,398,440
453,100		Equity Residential	18,468,356
513,286		Exelon Corp.	26,711,403
270,290		General Maritime Corp.	10,444,006
548,638		KeyCorp	18,192,836
290,472		Kinder Morgan, Inc.	26,316,763
1,280,292		Merck & Co., Inc.	37,640,584
625,559		New York Community Bancorp, Inc.	10,415,557
236,871		Rayonier, Inc.	9,413,254
1,402,555		Sara Lee Corp.	25,330,143
380,300		Simon Property Group, Inc.	29,400,993
1,025,398		Southern Co.	35,591,565
351,545		Thornburg Mortgage, Inc.	9,319,458
1,200,051		U.S. Bancorp	36,337,544
649,149		UST, Inc.	25,044,168
909,379		Washington Mutual, Inc.	37,457,321
			662,766,653

		Total Common Stock
		(Cost $1,741,472,983)	1,736,802,179

WARRANTS: 2.6%
		India: 0.7%
517,422	@	Oil & Natural Gas Corp., Ltd.	11,595,427
			11,595,427

		Taiwan: 1.9%
20,357,000	@	China Steel Corp.	16,465,144
5,861,720	@	Formosa Chemicals & Fibre Corp.	9,261,518
12,469,000	@, #	Mega Financial Holding Co., Ltd.	8,229,540
			33,956,202

		Total Warrants
		(Cost $51,812,637)	45,551,629

No. of Contracts			Value

PUT OPTIONS: 0.2%
	Australia: 0.0%
7,400	S&P/ASX 200 Index, strike price 4,325 AUD, expires 12/16/2005		$9,336
7,400	S&P/ASX 200 Index, strike price 4,225 AUD, expires 01/20/2006		76,977
6,500	S&P/ASX 200 Index, strike price 4,400 AUD, expires 02/17/2006		160,651
			246,964

	European Union: 0.1%
19,000	Dow Jones Euro Stoxx 50 Index, strike price 3,175 EURO, expires 12/16/2005		36,848
19,000	Dow Jones Euro Stoxx 50 Index, strike price 3,125 EURO, expires 01/20/2006		139,741
23,000	Dow Jones Euro Stoxx 50 Index, strike price 3,260 EURO, expires 02/17/2006		813,470
			990,059

	United Kingdom: 0.0%
4,850	Financial Times 100 Index, strike price 5,125 GBP, expires 12/16/2005		37,343
4,850	Financial Times 100 Index, strike price 4,950 GBP, expires 01/20/2006		55,903
3,500	Financial Times 100 Index, strike price 5,240 GBP, expires 02/17/2006		290,599
			383,845

	United States: 0.1%
105,000	S&P 500 Index, strike price $1,150, expires 12/16/2005		53,746
105,000	S&P 500 Index, strike price $1,125, expires 01/20/2006		119,544
85,000	S&P 500 Index, strike price $1,180, expires 02/17/2006		717,233
			890,523

	Total Put Options
	(Cost $7,293,859)		2,511,391

	Total Investments In Securities
	(Cost $1,800,579,479)*	101.6%	$1,784,865,199
	Other Assets and Liabilities—Net	(1.6)	(27,250,287)

	Net Assets	100.0%	$1,757,614,912

Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

@	Non-income producing security
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to

	qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $1,814,522,140.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$57,089,163
	Gross Unrealized Depreciation	(86,746,104)
	Net Unrealized Depreciation	$(29,656,941)

Percentage of
Industry	Net Assets
Agriculture	4.9%
Auto Manufacturers	1.6
Banks	20.3
Beverages	2.0
Building Materials	0.5
Chemicals	3.2
Coal	0.7
Diversified Financial Services	3.6
Electric	9.5
Entertainment	1.1
Financial Index Options	0.1
Food	2.3
Forest Products and Paper	2.0
Gas	1.4
Hand/Machine Tools	0.5
Home Builders	1.1
Investment Companies	0.5
Iron/Steel	1.5
Media	1.6
Miscellaneous Manufacturing	1.1
Oil and Gas	8.4
Pharmaceuticals	5.0
Pipelines	2.0
Real Estate	1.5
Real Estate Investment Trusts	4.2
Retail	2.6
Savings and Loans	2.7
Semiconductors	1.8
Telecommunications	11.8
Transportation	0.6
Water	1.5
Other Assets and Liabilities, Net	(1.6)
Net Assets	100%

No. of		Expiration	Strike	Premiums
Contracts		Date	Price/Rate	Received	Value

WRITTEN OPTIONS

Call Options Written
487,000	ABN AMRO Holding NV	12/7/2005	19.21	$290,301	$1,004,199
177,000	Akzo Nobel NV	12/7/2005	35.77	244,916	492,541
209,000	Altria Group, Inc.	12/7/2005	73.76	683,430	98,439
150,000	Ameren Corp.	12/7/2005	50.87	201,000	244,781
645,000	Australia & New Zealand Banking Group Ltd.	12/7/2005	22.66	306,774	676,693
2,484,000	Banca Intesa S.p.A.	12/7/2005	3.79	349,646	925,892
364,000	Bank of America Corp.	12/7/2005	42.49	366,184	1,250,331
456,000	BellSouth Corp.	12/7/2005	25.73	322,666	829,920
340,000	Bristol-Myers Squibb Co.	12/7/2005	21.53	246,735	103,331
547,000	British American Tobacco PLC	12/7/2005	11.80	426,755	769,562
2,731,000	Centrica PLC	12/7/2005	2.34	456,085	91,134
340,000	Citigroup, Inc.	12/7/2005	44.41	350,676	1,421,727
309,000	Citizens Communications Co.	12/7/2005	12.24	105,369	253,403
317,000	ConAgra Foods, Inc.	12/7/2005	23.15	212,390	294
625,000	Deutsche Telekom AG	12/7/2005	14.92	271,710	736
779,000	Diageo PLC	12/7/2005	8.16	310,630	278,974
3,027,000	DSG International PLC	12/7/2005	1.41	291,316	627,459
298,000	Duke Energy Corp.	12/7/2005	25.90	253,926	432,100
300,000	E.I. du Pont de Nemours and Company	12/7/2005	39.12	449,010	1,103,458
447,000	Endesa SA	12/7/2005	20.93	318,238	646,040
1,899,000	Enel S.p.A.	12/7/2005	6.70	418,811	420,692
425,000	ENI S.p.A.	12/7/2005	21.59	361,634	713,059
203,000	Equity Residential	12/7/2005	38.88	243,905	392,652
134,000	Fording Canadian Coal Trust	12/7/2005	39.36	340,226	143,783
397,000	Fortis	12/7/2005	23.75	284,876	694,614
222,000	General Maritime Corp.	12/7/2005	34.54	440,226	922,652
589,000	GlaxoSmithKline PLC	12/7/2005	14.14	500,740	266,006
772,000	GUS PLC	12/7/2005	8.31	368,560	874,834
246,000	KeyCorp	12/7/2005	31.14	209,740	504,454
130,000	Kinder Morgan, Inc.	12/7/2005	89.09	436,800	260,090
559,000	Merck & Co., Inc.	12/7/2005	26.13	609,310	1,839,953
272,000	New York Community Bancorp, Inc.	12/7/2005	16.61	155,883	122,400
15,524,000	PetroChina Co., Ltd.	12/7/2005	5.75	437,406	619,387
208,000	Petroleo Brasileiro SA ADR	12/7/2005	55.96	686,701	1,194,872
834,000	Portugal Telecom SGPS SA	12/7/2005	7.55	224,596	242,232
310,000	Publishing & Broadcasting Ltd.	12/7/2005	16.06	117,251	120,562
415,000	Royal Bank of Scotland Group PLC	12/7/2005	1,550.03	355,048	735,580
375,000	Royal Dutch Shell PLC	12/7/2005	24.28	388,720	821,215
81,000	Sandvik AB	12/7/2005	368.15	117,469	147,571
432,000	Santos Ltd.	12/7/2005	11.04	171,223	141,093
616,000	Sara Lee Corp.	12/7/2005	17.96	298,637	146,018
513,000	SBC Communications, Inc.	12/7/2005	23.43	307,800	768,134

169,000	Simon Property Group, Inc.	12/7/2005	68.05	406,682	1,573,731
454,000	Southern Co.	12/7/2005	34.00	415,134	368,437
377,000	Standard Bank Group Ltd.	12/7/2005	68.18	159,569	78,240
264,000	Suncorp-Metway Ltd.	12/7/2005	18.96	117,790	169,254
362,000	TABCORP Holdings Ltd.	12/7/2005	16.48	118,882	55
1,435,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12/7/2005	7.91	544,870	2,405,793
1,368,000	Taylor Woodrow PLC	12/7/2005	3.09	272,265	738,278
211,000	TDC A/S	12/7/2005	328.62	435,480	1,676,575
222,000	Tele Norte Leste Participacoes	12/7/2005	17.41	195,548	274,978
6,068,000	Telecom Italia S.p.A.	12/7/2005	2.08	524,834	55,892
209,000	Telekom SA Ltd.	12/7/2005	120.79	161,679	336,708
548,000	U.S. Bancorp	12/7/2005	28.97	372,640	738,182
2,056,000	UniCredito Italiano S.p.A.	12/7/2005	4.60	314,770	1,593,643
455,000	United Overseas Bank Ltd.	12/7/2005	13.78	81,476	196,112
1,030,000	United Utilities PLC	12/7/2005	6.20	313,961	503,883
589,000	UPM-Kymmene Oyj	12/7/2005	15.72	326,125	215,659
285,000	UST, Inc.	12/7/2005	40.33	437,190	9,576
282,000	Volvo AB	12/7/2005	312.91	389,669	1,158,432
404,000	Washington Mutual, Inc.	12/7/2005	37.23	466,297	1,612,220
921,000	Wesfarmers Ltd.	12/7/2005	16.25	298,288	562,765
270,000	Westfield Group	12/7/2005	36.01	238,489	—

	Total Premiums Received and Total Liability
	for Call Options Written			$20,524,951	$37,611,278

Item 2. Controls and Procedures.

(a)     Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)     There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	January 27, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 27, 2005